Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Detail) $ in Thousands	Jun. 30, 2021 USD ($)
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 1,602,595
Non-revolving credit facility [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	214
Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,581
Rosemont [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	76,000
Salobo [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	670,000
Constancia [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,000
Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	129,250
Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
Santo Domingo [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	260,000
2021 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	9,419
2021 [member] | Non-revolving credit facility [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	214
2021 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	455
2021 [member] | Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,000
2021 [member] | Constancia [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,000
2021 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	750
2022 - 2024 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	813,281
2022 - 2024 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,781
2022 - 2024 [member] | Salobo [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	670,000
2022 - 2024 [member] | Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
2022 - 2024 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,500
2025 - 2026 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	345
2025 - 2026 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	345
Sub-Total [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	823,045
Sub-Total [member] | Non-revolving credit facility [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	214
Sub-Total [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,581
Sub-Total [member] | Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,000
Sub-Total [member] | Salobo [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	670,000
Sub-Total [member] | Constancia [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,000
Sub-Total [member] | Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
Sub-Total [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,250
No scheduled due date [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	779,550
No scheduled due date [member] | Rosemont [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
No scheduled due date [member] | Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
No scheduled due date [member] | Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	72,000
No scheduled due date [member] | Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	0
No scheduled due date [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
No scheduled due date [member] | Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
No scheduled due date [member] | Santo Domingo [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 260,000